Fair Value Measurement: (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Assets Liabilities	Dec. 31, 2011
Fair Value Measurement (Textual) [Abstract]
Related Allowance	$ 3,841	$ 4,080
Number of non-financial assets	0
Number of non-financial liabilities	0